Stockholder’s Deficit (Details)	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 ₪ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 ₪ / shares shares	Jul. 22, 2024 $ / shares shares
Stockholder’s Deficit [Line Items]
Common stock, shares authorized	7,192,608	7,192,608	8,796,571	8,796,571
Common stock, par value | (per share)		₪ 0.01		₪ 0.01	$ 0.0001
Common stock, shares issued	836,512	836,512	651,571	651,571
Common stock, shares outstanding	836,512	836,512	651,571	651,571	7,000,000
TRAILBLAZER HOLDINGS, INC. [Member]
Stockholder’s Deficit [Line Items]
Common stock, shares authorized	1,000	1,000	1,000	1,000
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001
Common stock, shares issued	1,000	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000	1,000